Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) $ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Feb. 01, 2021 USD ($)	Aug. 03, 2020 USD ($)	Jun. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Aug. 20, 2018 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($) MW	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 01, 2020 CAD ($)	Jun. 01, 2020 USD ($)
Public Utilities, General Disclosures [Line Items]
State income tax							26.00%	26.00%	8.00%
Utilities Operating Expense, Depreciation and Amortization							$ 881		$ 903
Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization							$ 455		$ 445
Tampa Electric | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing										$ 820
Estimated revenue in MW | MW							600	600
Tampa Electric | SoBRA | Scenario Plan | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing										30
Tampa Electric | Florida Public Service Commission | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters							Tampa Electric is regulated by the FPSC. Tampa Electric is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.	Tampa Electric is regulated by the FPSC. Tampa Electric is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
Allowed equity capital structure							54.00%	54.00%
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 15			$ 103			$ 5
Storm Damage Provision		$ 39		$ 15		$ 12
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)			$ 16
Tampa Electric | Florida Public Service Commission | Cost recovery clauses | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							10.25%	10.25%
Tampa Electric | Florida Public Service Commission | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Estimated revenue in MW | MW							600	600
Estimated revenue								$ 104
Tampa Electric | Florida Public Service Commission | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing										526
Public Utilities, Property, Plant and Equipment, Plant in Service							$ 255			200	$ 304	$ 223
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation							$ 112			$ 88	$ 123	$ 90
Tampa Electric | Florida Public Service Commission | Big Bend Modernization Project | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 130
Tampa Electric | Florida Public Service Commission | Range, Minimum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.25%	9.25%	9.25%
Tampa Electric | Florida Public Service Commission | Range, Minimum | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Storm Damage Provision	280
Tampa Electric | Florida Public Service Commission | Range, Maximum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							11.25%	11.25%	11.25%
Tampa Electric | Florida Public Service Commission | Range, Maximum | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Storm Damage Provision	$ 295